United States
                        Securities & Exchange Commission
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F Cover Page

Report  for  the  Calendar  Year  or  Quarter  Ended:      December  31,  2003

Check  here  if  Amendment    [   ];  Amendment  Number:
This  Amendment  (Check  only  one):    [   ]  is  a  restatement
                                                              [   ]  adds  new
holdings  entries

Institutional  Investment  Manager  Filing  this  report:

Name:                     Exeter  Trust  Company
Address:                  One  Hampton  Road,  Suite  107
                          Exeter,  New  Hampshire   03833

Mailing  Address:          1100  Chase  Square
                          Rochester,  New  York   14604

13F  File  Number:   028-04279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person  signing  this  report  on  behalf  of  reporting  manager:

Name:            Jodi  L.  Hedberg
Title:           Compliance  Manager
Phone:           (585)  325-6880

Signature,  Place  and  Date  of  Signing

/s/Jodi  L.  Hedberg

Jodi  L.  Hedberg        Rochester,  New  York            February  13,  2004

Report  Type  (Check  only  one):

[   ]    13F  Holdings  Report

[X]      13F  Notice

[   ]    13F  Combination  Report

List  of  other  manager  reporting  for  this  manager:

13F  File  Number           Name

028-00866                 Manning  &  Napier  Advisors,  Inc.

                              Exeter Trust Company
                          One Hampton Road,  Suite 107
                          Exeter, New Hampshire  03833
                         New York Representative Office:
                                1100 Chase Square
                           Rochester, New York   14604


February  13,  2004

VIA  EDGAR

Securities  and  Exchange  Commission
450  5th  Street,  N.W.
Washington,  D.C.  20549

Re:  Exeter  Trust  Company

Ladies  and  Gentlemen:

Exeter Trust Company ("Exeter") is a non-depository, limited purpose trust company chartered under the laws of the State of New Hampshire. Exeter provides trust services to individual and institutional clients. In accordance with a sub-advisor's agreement, Manning & Napier Advisors, Inc., sub-advisor, provides investment advisory services to Exeter.

Exeter established a group trust of collective investment funds for qualified employee benefit plans. Through an investment advisory agreement, Manning & Napier Advisors, Inc. ("MNA"), provides advisory services to the group trust.

Sincerely,

/s/Jodi  L.  Hedberg

Jodi  L.  Hedberg
Compliance  Manager